PFAI Preferred Shares	12 Months Ended
Dec. 31, 2025
PFAI Preferred Shares [Abstract]
PFAI Preferred Shares

14. PFAI Preferred Shares

On February 20, 2024, PFAI issued 2,999,000 Class B preferred shares to PFI’s original sole shareholder, Li Xia Du, as part of the share transfer for the reorganization.

The Class B preferred shares do not have voting rights and are redeemable only at the option of the Company at CAD$1.00 per share with the total redemption amount up to CAD$2,999,000 (US$2,084,231). The Class B preferred shares have dividend rights which the shareholder may receive annual non-cumulative dividends based on the discretion of the board or directors. In the event of the liquidation, dissolution or winding-up of PFAI, the Class B preferred shares can only receive up to CAD$2,999,000 redemption amount plus any declared and unpaid dividends, should PFAI still have residual net assets.

Since Li Xia Du, as the majority shareholder of the Company, controls majority of the voting rights of the Company, the Class B preferred shares of PFAI is deemed redeemable at the option of the Li Xia Du and classification in the temporary equity is required in accordance with ASC480-10-S99.7. The Company recognized the corresponding debit entry of the temporary equity by deducting the additional paid-in-capital since the issuance of the redeemable Class B preferred shares is deemed a distribution of shareholder’s equity to the shareholder. The redeemable Class B preferred shares were initially measured at the fair value of CAD$2,999,000. Since the redeemable temporary equity has already been recognized at the maximum redemption amount of CAD$2,999,000 (refer to the paragraphs below for maximum redemption amount of the preferred shares) on initial recognition date, no further adjustment is required in the subsequent periods.

On July 29, 2024, Lisa Du transferred all her 2,999,000 Class B preferred shares back to PFAI in exchange for 2,999,000 Class E preferred shares.

The Class E preferred shares are redeemable at the option of the Company at CAD$1.00 per share with the total redemption amount up to CAD$2,999,000. The class E preferred shares do not have voting rights or dividend rights. In the event of the liquidation, dissolution or winding-up of PFAI, the shareholders of Class E preferred shares can only receive up to a maximum of CAD$2,999,000 of PFAI’s residual interest, should PFAI still have residual net assets at such time. The Class E preferred shares are essentially a replacement of the Class B preferred shares. Therefore, the accounting for the Class E preferred shares is the same as the accounting for the Class B preferred shares.

There are no conversion/exchange features associated with the Class E preferred shares. Accordingly, the Class E preferred shares cannot be converted to or exchanged for PFAI’s Class A common shares under any circumstances.